Stock-based Compensation Plans - Directors' Deferred Share Unit Plan (Details) - DSUs - Director	1 Months Ended
	Apr. 30, 2017 shares	Jan. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	7,846	8,351
Unit with underlying value equivalent to common shares		1.0